Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supply Commitment [Line Items]
Rental expense under operating leases	$ 2,443	$ 1,589	$ 1,401
Purchase commitments	$ 351